Fair Value Measurement - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value Measurement on Nonrecurring Basis
Fair Value Measurement [Line Items]
Assets measured at fair value	¥ 1,345	¥ 1,871
Fair Value Measurement on Nonrecurring Basis | Assets Held-for-sale
Fair Value Measurement [Line Items]
Assets measured at fair value	1,337	1,471
Other Current Assets
Fair Value Measurement [Line Items]
Land classified as asset held for sale	¥ 1,144